Cover	9 Months Ended
Dec. 25, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ALLEGRO MICROSYSTEMS, INC.
Entity Central Index Key	0000866291
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false